Global Multi-Sector Bond Fund	07/01/2019 to 06/30/2020

ICA File Number: 811-22243
Registrant Name: T. Rowe Price Global Multi-Sector Bond Fund, Inc.
Reporting Period: 07/01/2019 - 06/30/2020

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22243

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2019 to 06/30/2020

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Global Multi-Sector Bond Fund, Inc.

By (Signature and Title) /s/ David Oestreicher
David Oestreicher, Principal Executive Officer

Date August 31, 2020
======================== Global Multi-Sector Bond Fund =========================

BANCO COMERCIAL PORTUGUES SA

Ticker:       BCP            Security ID:  X03188BC6
Meeting Date: OCT 21, 2019   Meeting Type: Bondholder
Record Date:  OCT 14, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Discussion Regarding Possible   For       Did Not Vote Management
      Losses for Bondholders Resulting from
      the Merger by Absorption of Banco de
      Investimento Imobiliario SA by the
      Company

========== END NPX REPORT